Average Annual Total Returns - LVIP Franklin Templeton Global Equity Managed Volatility Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	MSCI World Index (net dividends) (reflects no deduction for fees, expenses or taxes) 1 year	MSCI World Index (net dividends) (reflects no deduction for fees, expenses or taxes) 5 years	MSCI World Index (net dividends) (reflects no deduction for fees, expenses or taxes) 10 years
Total	12.66%	7.50%	6.19%	12.38%	7.23%	5.93%	15.90%	12.19%	9.87%